Accumulated Other Comprehensive Income - Tax Effect Allocated to Each Component of Other Comprehensive Income (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	¥ (1,499)	$ (218)
Amounts reclassified from accumulated other comprehensive income	1,405	204
Net current-period other comprehensive income/(loss)	¥ (94)	$ (14)